Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Intangible assets	$ 8,534	$ 1,048
Property and equipment	28	19
Stock-based compensation	9,437	8,464
Net operating loss carryforwards	43,807	21,266
Other	1,840	1,341
Gross deferred income tax assets	63,646	32,138
Less valuation allowance	(62,308)	(31,400)
Net deferred income tax assets	1,338	738
Intangible assets	(1,296)	(1,281)
Property and equipment	(248)	(154)
Gross deferred income tax liabilities	(1,544)	(1,435)
Net deferred income tax liabilities	$ (206)	$ (697)